Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule Of Financial Information Concerning Reportable Segments
The following tables summarize financial information concerning our reportable segments:

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Net sales to external customers:
Industrial Materials	$833,892	$1,132,194	$1,025,571
Engineered Solutions	173,101	187,990	222,693
Total net sales	$1,006,993	$1,320,184	$1,248,264
Segment operating income:
Industrial Materials	$140,217	$158,547	$143,268
Engineered Solutions	17,823	7,462	13,200
Total segment operating income	$158,040	$166,009	$156,468
Reconciliation of segment operating income to income from continuing operations before provision for income taxes
Equity in earnings of and gain recorded on acquisition of non-consolidated affiliate	(14,500)	—	—
Other (income) expense, net	(4,768)	4,835	(1,005)
Interest expense	5,076	18,307	23,247
Interest income	(1,333)	(424)	(261)
Income before provision for income taxes	$173,565	$143,291	$134,487

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Net sales to external customers:
Industrial Materials	$192,996	$208,777
Engineered Solutions	47,942	44,950
Total net sales	$240,938	$253,727
Segment operating income:
Industrial Materials	24,925	16,078
Engineered Solutions	(918)	(334)
Total segment operating income	$24,007	$15,744

Reconciliation of segment operating income to income before provision for income taxes
Other (income) expense, net	(3,423)	550
Interest expense	4,762	9,008
Interest income	(81)	(64)
Income before provision for income taxes	$22,749	$6,250

Schedule Of Long-Lived Assets By Reportable Segment [Table Text Block]

	At December 31,
	2011	2012
	(Dollars in thousands)
Long-lived assets (a):
Industrial Materials.	$649,389	$685,243
Engineered Solutions	127,495	148,664
Total long-lived assets	$776,884	$833,907

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following tables summarize information as to our operations in different geographic areas.

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Net sales:
U.S.	$203,438	$353,416	$372,014
Americas	177,396	252,316	195,748
Asia Pacific	193,061	240,220	235,658
Europe, Middle East, Africa	433,098	474,232	444,844
Total	$1,006,993	$1,320,184	$1,248,264

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	At December 31,
	2011	2012
	(Dollars in thousands)
Long-lived assets (a):
U.S. and Canada	$470,196	$523,818
Mexico	75,145	79,279
Brazil	54,466	47,593
France	52,337	55,792
Spain	76,510	78,392
South Africa	35,559	36,937
Switzerland	5,032	4,829
Other countries	7,639	7,267
Total	$776,884	$833,907